16. Short-term borrowings and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of short-term borrowings and long-term borrowings
	December 31, 2019	December 31, 2018
Debtor finance	$2,226	$2,691
Short-term bank borrowings	–	146
Other short-term borrowings	414	150
Current portion of long-term borrowings	217	179
Total short-term borrowings and current portion of long-term borrowings	2,857	3,166

Long term bank borrowings	6,256	6,017
Other long-term borrowings	–	836
Total long-term borrowings	6,256	6,853
Less: current portion of long-term borrowings	(217)	(179)
Total long-term borrowings, excluding current portion	6,039	6,674
Total borrowings	$8,896	$9,840

Schedule of maturities of the long-term borrowings	As of December 31, 2019, the maturities of the long-term borrowings are as follows:
USD
2020	$217
2021	238
2022	266
2023	290
2024	346
Thereafter	4,899
$6,256